Land use right, net	12 Months Ended
Dec. 31, 2018
ZHEJIANG TIANLAN
Land use right, net
	2018	2017
	RMB’000	RMB’000

Land use right	7,361	7,361
Less: Accumulated amortization	(1,921)	(1,763)
	5,440	5,598

	2018	2017	2016
	RMB’000	RMB’000	RMB’000

Amortization expense	149	149	149

At December 31, 2018, the land use right pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB5,440,000 (2017: RMB1,645,000).

For the Twelve Months Ending December 31,	Estimated Amortization Expenses
RMB’000

2019	149
2020	149
2021	149
2022	149
2023	149
Thereafter	4,695
5,440